Related Party Transactions - Schedule of Equity Warrants Issued and Held by Related Parties (Details) - Warrants [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Directors and former directors [Member]
Schedule of Equity Warrants Issued and Held by Related Parties [Line Items]
Warrants held, related parties
Carrying Value, related parties
Directors that are also Strategic Advisors [Member]
Schedule of Equity Warrants Issued and Held by Related Parties [Line Items]
Warrants held, related parties	447,111
Carrying Value, related parties	€ 95,202
Affiliates of directors and former directors [Member]
Schedule of Equity Warrants Issued and Held by Related Parties [Line Items]
Warrants held, related parties	1,616,667	382
Carrying Value, related parties		€ 101
Officers and former officers [Member]
Schedule of Equity Warrants Issued and Held by Related Parties [Line Items]
Warrants held, related parties
Carrying Value, related parties
Other related parties [member]
Schedule of Equity Warrants Issued and Held by Related Parties [Line Items]
Warrants held, related parties	88,889
Carrying Value, related parties	€ 13,368